Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finitelived intangible assets
Total	¥ 14,469,506		¥ 14,462,538
Less: accumulated amortization	(13,835,413)		(12,846,495)
Less: accumulated impairment loss	(412,972)		(346,466)
Net book value	221,121		1,269,577
Indefinitelived intangible assets
Total	454,564		454,564
Finite and indefinitelived intangible assets	675,685	$ 95,168	1,724,141
Noncompete agreements
Finitelived intangible assets
Total	7,183,773		7,183,773
Trademarks, patents, software and others
Finitelived intangible assets
Total	5,405,499		5,413,444
Customer lists
Finitelived intangible assets
Total	1,573,479		1,563,680
Driver lists
Finitelived intangible assets
Total	306,755		301,641
Online payment license
Indefinitelived intangible assets
Total	398,085		398,085
Others
Indefinitelived intangible assets
Total	¥ 56,479		¥ 56,479